Income Tax - Summary of Deferred Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets Net	€ 161.0	€ 0.0
Recognized in P&L	(218.9)	161.0
Recognized in OCI	0.0	(0.1)
Acquisition of subsidiaries and businesses	(8.8)	0.1
Deferred Tax Assets Net	(66.7)	161.0
Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets Net	211.5	136.0
Recognized in P&L	(188.4)	40.7
Recognized in OCI	0.0	(0.1)
Acquisition of subsidiaries and businesses	(8.8)	34.9
Deferred Tax Assets Net	14.3	211.5
Valuation adjustment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets Net	(50.5)	(136.0)
Recognized in P&L	(30.5)	120.3
Recognized in OCI	0.0	0.0
Acquisition of subsidiaries and businesses	0.0	(34.8)
Deferred Tax Assets Net	(81.0)	(50.5)
Fixed assets | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets Net	5.6	(0.7)
Recognized in P&L	(1.3)	(2.4)
Recognized in OCI	0.0	0.0
Acquisition of subsidiaries and businesses	(10.8)	8.7
Deferred Tax Assets Net	(6.5)	5.6
Right-of-use assets | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets Net	(30.0)	(16.9)
Recognized in P&L	(17.5)	(3.4)
Recognized in OCI	0.0	0.0
Acquisition of subsidiaries and businesses	0.0	(9.7)
Deferred Tax Assets Net	(47.5)	(30.0)
Inventories | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets Net	1.0	0.6
Recognized in P&L	0.8	0.0
Recognized in OCI	0.0	0.0
Acquisition of subsidiaries and businesses	0.0	0.4
Deferred Tax Assets Net	1.8	1.0
Lease liabilities | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets Net	25.4	17.4
Recognized in P&L	23.3	(1.7)
Recognized in OCI	0.0	0.0
Acquisition of subsidiaries and businesses	0.0	9.7
Deferred Tax Assets Net	48.7	25.4
Trade and other receivables | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets Net	(3.0)	0.0
Recognized in P&L	(92.6)	(3.0)
Recognized in OCI	0.0	0.0
Acquisition of subsidiaries and businesses	0.0	0.0
Deferred Tax Assets Net	(95.6)	(3.0)
Contract liabilities | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets Net	23.4	23.5
Recognized in P&L	(12.8)	(0.1)
Recognized in OCI	0.0	0.0
Acquisition of subsidiaries and businesses	0.0	0.0
Deferred Tax Assets Net	10.6	23.4
Loans and borrowings | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets Net	0.5	0.0
Recognized in P&L	22.6	0.3
Recognized in OCI	0.0	0.0
Acquisition of subsidiaries and businesses	0.0	0.2
Deferred Tax Assets Net	23.1	0.5
Net employee defined benefit liabilities | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets Net	0.8	0.0
Recognized in P&L	0.1	0.2
Recognized in OCI	0.0	(0.1)
Acquisition of subsidiaries and businesses	0.0	0.7
Deferred Tax Assets Net	0.9	0.8
Other provisions | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets Net	1.5	0.2
Recognized in P&L	4.8	0.9
Recognized in OCI	0.0	0.0
Acquisition of subsidiaries and businesses	0.0	0.4
Deferred Tax Assets Net	6.3	1.5
Other (incl. deferred expenses) | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets Net	10.6	2.1
Recognized in P&L	(9.0)	8.3
Recognized in OCI	0.0	0.0
Acquisition of subsidiaries and businesses	0.0	0.2
Deferred Tax Assets Net	1.6	10.6
Tax losses / tax credits | Gross carrying amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets Net	175.7	109.8
Recognized in P&L	(106.8)	41.6
Recognized in OCI	0.0	0.0
Acquisition of subsidiaries and businesses	2.0	24.3
Deferred Tax Assets Net	€ 70.9	€ 175.7